Schedule of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Valuation allowance, at beginning of year	$ 24,479	$ 19,095
Increase in valuation allowance	5,030	5,384
Valuation allowance, at end of year	$ 29,509	$ 24,479